Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	475,828	232,906	35,694
Interest income receivable	14,876	278	43
Prepayment for advertising expenses	8,417	1,514	232
Receivables in relation to factoring business	204,954	—	—
Loan receivables	439,189	22,934	3,515
Value-added tax receivables	67,931	78,218	11,987
Receivables from employees	32,870	19,337	2,964
Others	56,219	23,517	3,603
Total	1,300,284	378,704	58,038

Summary of provision for prepayments and other current assets

The following table summarized the details of the Group’s provision for prepayments and other current assets:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	30,632	29,901	154,482	23,675
Cumulative effect of adoption of new accounting standard	—	—	17,262	2,646
Addition	6,009	132,825	182,829	28,020
Reversal	(6,740)	(8,244)	(12,190)	(1,868)
Balance at the end of year	29,901	154,482	342,383	52,473